Statements of Net Assets Available for Benefits - EBP 016 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments at fair value	$ 5,432,894	$ 4,878,053
Receivables:
Dividends and interest	1,574	1,514
Employee contributions	4,414	4,528
Employer matching contributions	3,451	3,686
Employer profit sharing contributions	51,849	63,303
Notes receivable from participants	40,200	38,229
Total Receivables	101,488	111,260
Total Assets	5,534,382	4,989,313
Liabilities
Fees payable and pending disbursements	1,011	2,545
Total Liabilities	1,011	2,545
Net Assets Available for Benefits	$ 5,533,371	$ 4,986,768